Finance Income – Net - Summary of Finance Income - Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit (loss) [abstract]
Interest from bank deposits and term deposits	$ 311	$ 406
Investment income from investments at fair value through other comprehensive income	100	1,300
Finance income	411	1,706
Interest expense for lease liabilities	(10)	(10)
Finance cost	(10)	(10)
Finance income - net	$ 401	$ 1,696